Subsequent Events (Details) - Forecast [Member] - Common Class A [Member]	Mar. 12, 2024 $ / shares shares
Subsequent Events [Line Items]
Aggregate share issued | shares	870,000
Public offering price per share | $ / shares	$ 0.00004